Stock Options and Restricted Shares (Details) - Schedule of Stock Option Activity - $ / shares		12 Months Ended
	Apr. 01, 2021	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Stock Option Activity [Abstract]
Number of stock options, Outstanding balance	365,000	195,000	225,000	350,000
Weighted average exercise price, Outstanding balance	$ 1.97	$ 1.97	$ 1.97	$ 1.97
Weighted average remaining contractual life (years), Outstanding balance	3 years 4 months 9 days	4 months 9 days	1 year 4 months 9 days	2 years 4 months 9 days
Number of stock options, exercisable		195,000	225,000
Weighted average exercise price, Exercisable		$ 1.97	$ 1.97
Weighted average remaining contractual life (years),exercisable		4 months 9 days	1 year 4 months 9 days
Number of stock options, Exercised		(30,000)	(50,000)	(10,000)
Weighted average exercise price, Exercised
Number of stock options, Cancelled			(75,000)	(5,000)
Weighted average exercise price, Cancelled